Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Voyage Revenues from Top Five Customers

The following table presents voyage revenues and percentage of consolidated voyage revenues for the Partnership’s top five customers during any of the periods presented.

	Year Ended	Year Ended	Year Ended
(U.S. Dollars in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Ras Laffan Liquefied Natural Gas Company Ltd.(i)	$69.7 or 17%	$69.6 or 18%	$68.8 or 18%
Repsol YPF, S.A.(i)	$53.5 or 13%	$50.3 or 13%	$53.9 or 14%
Compania Espanola de Petroleos(ii)	$48.8 or 12%	$47.3 or 12%	$44.4 or 12%
The Tangguh Production Sharing Contractors(i)	$47.3 or 12%	$45.4 or 12%	$43.7 or 12%
Teekay Corporation(i)	Less than 10%	Less than 10%	Less than 10%

(i)	Liquefied gas segment.
(ii)	Conventional tanker segment.

Segment Reporting Information

The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2013
		Conventional
	Liquefied Gas	Tanker
	Segment	Segment	Total
	$	$	$
Voyage revenues	285,694	113,582	399,276
Voyage expenses	407	2,450	2,857
Vessel operating expenses	55,459	44,490	99,949
Depreciation and amortization	71,485	26,399	97,884
General and administrative(i)	13,913	6,531	20,444
Restructuring charge	—	1,786	1,786

Income from vessel operations	144,430	31,926	176,356

Equity income	123,282	—	123,282
Investment in and advances to equity accounted joint ventures	671,789	—	671,789
Total assets at December 31, 2013	3,591,693	456,186	4,047,879
Expenditures for vessels and equipment	469,463	750	470,213
Expenditures for dry docking	21,090	6,113	27,203

	Year Ended December 31, 2012
		Conventional
	Liquefied Gas	Tanker
	Segment	Segment	Total
	$	$	$
Voyage revenues	278,511	114,389	392,900
Voyage expenses	66	1,706	1,772
Vessel operating expenses	50,124	44,412	94,536
Depreciation and amortization	69,064	31,410	100,474
General and administrative(i)	13,224	5,736	18,960
Write down of vessels	—	29,367	29,367

Income from vessel operations	146,033	1,758	147,791

Equity income	78,866	—	78,866
Investment in and advances to equity accounted joint ventures	409,735	—	409,735
Total assets at December 31, 2012	3,143,205	495,556	3,638,761
Expenditures for vessels and equipment	39,366	528	39,894
Expenditures for dry docking	6,054	1,439	7,493

	Year Ended December 31, 2011
		Conventional
	Liquefied Gas	Tanker
	Segment	Segment	Total
	$	$	$
Voyage revenues	269,408	111,061	380,469
Voyage (recoveries) expenses	(87)	1,474	1,387
Vessel operating expenses	51,640	45,539	97,179
Depreciation and amortization	62,889	29,524	92,413
General and administrative(i)	9,518	6,469	15,987

Income from vessel operations	145,448	28,055	173,503

Equity income	20,584	—	20,584
Expenditures for vessels and equipment	63,686	999	64,685
Expenditures for dry docking	13,831	5,807	19,638

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31,	December 31,
	2013	2012
	$	$
Total assets of the liquefied gas segment	3,591,693	3,143,205
Total assets of the conventional tanker segment	456,186	495,556
Unallocated:
Cash and cash equivalents	139,481	113,577
Accounts receivable and prepaid expenses	25,600	19,244
Advances to affiliates	6,634	13,864

Consolidated total assets	4,219,594	3,785,446